Acquisition Of Indebancorp	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisition Of Indebancorp

NOTE 3 - ACQUISITION OF INDEBANCORP

On December 6, 2013, the Corporation acquired all of the outstanding common shares of Oak Harbor, Ohio based Indebancorp and its wholly-owned subsidiary, National Bank of Ohio (“NBOH”), in exchange for total cash and stock consideration of approximately $29,150,000.  Under the terms of the acquisition, Indebancorp shareholders received a combination of cash at the rate of $55.00 for each Indebancorp share and/or common shares of the Corporation at the rate of 1.63 common shares of the Corporation in exchange for each common share of Indebancorp.  Subject to cash paid in lieu of fractional common shares of the Corporation, the total consideration was allocated among Indebancorp shareholders, subject to the overall consideration being a 70% stock and 30% cash, in accordance with the provisions of the merger agreement. As a result of the acquisition, the four full-service banking centers of NBOH, located in Oak Harbor, Port Clinton, Oregon, and Curtice, Ohio, became full service offices of the Bank, and one loan production office of NBOH located in Perrysburg Ohio, became a loan production office of the Bank. With the acquisition, the Corporation has expanded its geographical footprint that will help to continue the growth of the Corporation’s overall profile in size and in earnings.

The results of operations of Indebancorp are included in the Corporation’s consolidated operating results for the period subsequent to the date of the transaction.  Acquisition-related costs of $1,042,000 (excluding compensation costs related to charge of control provisions described below) are included in other non-interest operating expenses in the accompanying 2013 consolidated statement of operations.  The fair value of common shares issued in connection with the transaction was determined based on the closing price of the Corporation’s common stock on the date of the acquisition.

Goodwill of $8,330,000 arising from the acquisition consists largely of synergies and the cost savings expected to result from the combining of operations, and is not expected to be deductible for income tax purposes.

Consideration paid and the estimated fair value of the assets acquired and liabilities assumed at the acquisition date are as follows (dollars in thousands):

Consideration for Bank Acquisition
Cash paid	$8,574
Common Shares issued (592,099 shares)	20,576

Fair value of total consideration transferred	$29,150

NOTE 3 - ACQUISITION OF INDEBANCORP (Continued)

Recognized fair values of identifiable assets acquired and liabilities assumed

Cash and cash equivalents	$19,701
Securities, available for sale	22,876
Restricted stock	860
Loans	163,453
Premises and equipment	2,937
Cash surrender value of life insurance	5,597
Core deposit intangible Asset	4,397
Accrued interest receivable	546
Other real estate owned	100
Other assets	2,628

Total assets acquired	$223,095

Deposits	194,491
Borrowed funds	5,262
Other liabilities	2,522

Total Liabilities assumed	202,275

Net identifiable assets	20,820

Goodwill	8,330

Total cash and stock consideration	$29,150

The following table presents pro forma information as if the acquisition had occurred at the beginning of 2012 (dollars in thousands).  The pro forma information includes adjustments for interest income on loans and securities acquired, amortization of intangibles arising from the transaction, depreciation expense on property acquired, interest expense on deposits acquired, and the related income tax effects.  The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transaction been effected on the assumed date.

	2013	2012

Net Interest Income	$27,943	$27,701

Net Income	$5,198	$6,800

Basic earnings per share	$2.29	$2.95

Diluted earnings per share	$2.29	$2.95

Other liabilities arising from the business combination included $1,586,000 of deferred compensation payable to former officers and directors of Indebancorp and its wholly-owned bank subsidiary.  As a result of the transaction, certain change of control provisions went into effect accelerating the payments of benefits under these agreements.  As a result, the Corporation recognized additional compensation expense of $1,052,000 in December 2013.  The Corporation made payments in December 2013 and January 2014 aggregating $2,312,000 to such former officers and directors of Indebancorp and its wholly-owned subsidiary.  The Corporation’s remaining obligation under these arrangements is $326,000.